Pension and Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Components of Net Periodic Cost for Pension and Postretirement Benefits
Components of the net periodic cost for retirement and postretirement benefits for the three months ended June 30, 2012 and 2011 were as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Postretirement Medical Benefits
(Amounts in millions)	2012	2011	2012	2011	2012	2011
Service cost	$5.4	$4.6	$1.2	$1.3	$—	$—
Interest cost	4.0	4.3	3.3	3.3	0.4	0.5
Expected return on plan assets	(5.2)	(5.4)	(2.1)	(2.0)	—	—
Amortization of prior service benefit	(0.3)	(0.3)	—	—	—	(0.4)
Amortization of unrecognized net loss (gain)	3.0	2.7	1.0	0.5	(0.3)	(0.3)
Net periodic cost (benefit) recognized	$6.9	$5.9	$3.4	$3.1	$0.1	$(0.2)

Components of the net periodic cost for retirement and postretirement benefits for the six months ended June 30, 2012 and 2011 were as follows:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		Postretirement Medical Benefits
(Amounts in millions)	2012	2011	2012	2011	2012	2011
Service cost	$10.6	$9.9	$2.3	$2.5	$—	$—
Interest cost	8.2	8.6	6.7	6.6	0.7	0.9
Expected return on plan assets	(10.6)	(10.9)	(4.2)	(4.0)	—	—
Amortization of prior service benefit	(0.6)	(0.6)	—	—	—	(0.8)
Amortization of unrecognized net loss (gain)	6.1	5.4	2.0	1.0	(0.8)	(0.7)
Net periodic cost (benefit) recognized	$13.7	$12.4	$6.8	$6.1	$(0.1)	$(0.6)

Schedule of Benefit Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
The following summarizes key pension plan information regarding U.S. and non-U.S. plans whose accumulated benefit obligations exceed the fair value of their respective plan assets.

	December 31,
	2011	2010
	(Amounts in thousands)
Benefit Obligation	$640,162	$518,443
Accumulated benefit obligation	623,169	510,302
Fair value of plan assets	473,801	379,351

U.S Defined Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Related to Plans
The following are assumptions related to the U.S. defined benefit pension plans:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	4.50%	5.00%	5.50%
Rate of increase in compensation levels	4.25	4.25	4.80
Weighted average assumptions used to determine net pension expense:
Long-term rate of return on assets	6.25%	7.00%	7.75%
Discount rate	5.00	5.50	6.75
Rate of increase in compensation levels	4.25	4.80	4.80

Components of Net Periodic Cost for Pension and Postretirement Benefits
Net pension expense for the U.S. defined benefit pension plans (including both qualified and non-qualified plans) was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$19,754	$20,460	$18,471
Interest cost	17,217	17,941	19,247
Expected return on plan assets	(21,692)	(24,066)	(22,152)
Settlement and curtailment of benefits	—	757	—
Amortization of unrecognized prior service benefit	(1,238)	(1,239)	(1,259)
Amortization of unrecognized net loss	10,784	9,492	6,502
U.S. net pension expense	$24,825	$23,345	$20,809

Schedule of Funded Status
The following summarizes the net pension liability for U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Plan assets, at fair value	$349,986	$345,710
Benefit Obligation	(387,131)	(361,766)
Funded status	$(37,145)	$(16,056)

Schedule of Amounts Recognized in Balance Sheet
The following summarizes amounts recognized in the balance sheet for U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Current liabilities	$(346)	$(343)
Noncurrent liabilities	(36,799)	(15,713)
Funded status	$(37,145)	$(16,056)

Schedule of Benefit Obligations and Accumulated Benefit Obligations
The following is a summary of the changes in the U.S. defined benefit plans’ pension obligations:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$361,766	$345,981
Service cost	19,754	20,460
Interest cost	17,217	17,941
Settlements, plan amendments and other	—	(3,148)
Actuarial loss	14,455	7,846
Benefits paid	(26,061)	(27,314)
Balance — December 31	$387,131	$361,766
Accumulated benefit obligations at December 31	$387,131	$361,766

Schedule of Expected Cash Activity	The following table summarizes the expected cash benefit payments for the U.S. defined benefit pension plans in the future (amounts in millions):

2012	$32.6
2013	34.1
2014	34.8
2015	35.8
2016	35.5
2017-2021	195.7

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for U.S. plans, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$(95,258)	$(103,946)	$(108,104)
Amortization of net loss	6,718	6,063	4,280
Amortization of prior service benefit	(771)	(791)	(829)
Net (loss) gain arising during the year	(9,434)	3,509	773
New prior service cost arising during the year	—	(93)	(66)
Balance — December 31	$(98,745)	$(95,258)	$(103,946)

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net loss	$(98,869)	$(96,164)
Unrecognized prior service benefit	124	906
Accumulated other comprehensive loss, net of tax:	$(98,745)	$(95,258)

Reconciliation of Plan Assets
The following is a reconciliation of the U.S. defined benefit pension plans’ assets:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$345,710	$306,288
Return on plan assets	21,466	36,400
Company contributions	8,871	33,380
Benefits paid	(26,061)	(27,314)
Settlements	—	(3,044)
Balance — December 31	$349,986	$345,710

Allocation of Plan Assets
The asset allocation for the qualified plan at the end of 2011 and 2010 by asset category, are as follows:

	Target Allocation at December 31,		Percentage of Actual Plan Assets at December 31,
Asset category	2011	2010	2011	2010
U.S. Large Cap	28%	35%	28%	35%
U.S. Small Cap	4%	5%	4%	5%
International Large Cap	14%	10%	14%	10%
Emerging Markets(1)	4%	0%	4%	0%
Equity securities	50%	50%	50%	50%
Long-Term Government / Credit	21%	29%	21%	29%
Intermediate Bond	29%	21%	29%	21%
Fixed income	50%	50%	50%	50%
Multi-strategy hedge fund	0%	0%	0%	0%
Other	0%	0%	0%	0%
Other(2)	0%	0%	0%	0%
_______________________________________

(1)	Less than 1% of holdings are in the Emerging Markets category in 2010.

(2)	Less than 1% of holdings are in the Other category in 2011 and 2010.
The fair values of our U.S. defined benefit plan assets were:

	At December 31, 2011				At December 31, 2010
		Hierarchical Levels				Hierarchical Levels
	Total	I	II	III	Total	I	II	III
	(Amounts in thousands)				(Amounts in thousands)
Cash	$72	$72	$—	$—	$550	$550	$—	$—
Commingled Funds:
Equity securities
U.S. Large Cap(a)	97,972	—	97,972	—	120,285	—	120,285	—
U.S. Small Cap(b)	13,996	—	13,996	—	17,111	—	17,111	—
International Large Cap(c)	48,986	—	48,986	—	34,353	—	34,353	—
Emerging Markets(d)	13,996	—	13,996	—	—	—	—	—
Fixed income securities
Long-Term Government/Credit(e)	75,228	—	75,228	—	99,124	—	99,124	—
Intermediate Bond(f)	99,721	—	99,721	—	73,988	—	73,988	—
Other types of investments:
Multi-strategy hedge fund(g)	—	—	—	—	299	—	—	299
Other(h)	15	—	15	—		—	—	—
	$349,986	$72	$349,914	$—	$345,710	$550	$344,861	$299
_______________________________________

(a)
U.S. Large Cap funds seek to outperform the Russell 1000 (R) Index with investments in 1,000 large and medium capitalization U.S. companies represented in the Russell 1000 (R) Index, which is composed of the largest 1,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization. The Russell 3000 (R) Index is composed of the largest U.S. equities as determined by market capitalization.

(b)
U.S. Small Cap funds seek to outperform the Russell 2000 (R) Index with investments in medium and small capitalization U.S. companies represented in the Russell 2000 (R) Index, which is composed of the smallest 2,000 U.S. equities in the Russell 3000 (R) Index as determined by market capitalization.

(c)
International Large Cap funds seek to outperform the MSCI Europe, Australia, and Far East Index with investments in most of the developed nations of the world so as to maintain a high degree of diversification among countries and currencies.

(d)
Emerging Markets funds represent a diversified portfolio that seeks high, long-term returns comparable to investments in emerging markets by investing in stocks from newly developed emerging market economies.

(e)
Long-Term Government/Credit funds seek to outperform the Barclays Capital U.S. Long-Term Government/Credit Index by generating excess return through a variety of diversified strategies in securities with longer durations, such as sector rotation, security selection and tactical use of high-yield bonds.

(f)
Intermediate Bonds seek to outperform the Barclays Capital U.S. Aggregate Bond Index by generating excess return through a variety of diversified strategies in securities with short to intermediate durations, such as sector rotation, security selection and tactical use of high-yield bonds.

(g)	Multi-strategy hedge funds represents a fund of hedge funds that invest in a variety of private equity funds and real estate. Level III rollforward details have not been provided due to immateriality.

(h)	Details have not been provided due to immateriality.

Non-U.S Defined Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Related to Plans
The following are assumptions related to the non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligations:
Discount rate	5.09%	5.13%	5.41%
Rate of increase in compensation levels	3.56	3.46	3.58
Weighted average assumptions used to determine net pension expense:
Long-term rate of return on assets	6.13%	6.21%	4.38%
Discount rate	5.13	5.41	5.47
Rate of increase in compensation levels	3.46	3.58	3.07

Components of Net Periodic Cost for Pension and Postretirement Benefits
Net pension expense for non-U.S. defined benefit pension plans was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$5,113	$4,691	$3,950
Interest cost	13,867	12,776	12,099
Expected return on plan assets	(8,382)	(7,164)	(4,373)
Amortization of unrecognized net loss	2,172	2,367	2,604
Settlement and other	239	131	607
Non-U.S. net pension expense	$13,009	$12,801	$14,887

Schedule of Funded Status
The following summarizes the net pension liability for non-U.S. plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Plan assets, at fair value	$145,112	$133,944
Benefit Obligation	(271,638)	(263,970)
Funded status	$(126,526)	$(130,026)

Schedule of Amounts Recognized in Balance Sheet
The following summarizes amounts recognized in the balance sheet for non-U.S. plans:

	December 31,
	2011	2010
\	(Amounts in thousands)
Noncurrent assets	$3,257	$14
Current liabilities	(7,909)	(7,775)
Noncurrent liabilities	(121,874)	(122,265)
Funded status	$(126,526)	$(130,026)

Schedule of Benefit Obligations and Accumulated Benefit Obligations
The following is a reconciliation of the non-U.S. plans’ defined benefit pension obligations:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$263,970	$260,765
Service cost	5,113	4,691
Interest cost	13,867	12,776
Employee contributions	345	512
Plan amendments and other	(1,511)	1,414
Actuarial loss(1)	10,693	8,329
Net benefits and expenses paid	(15,525)	(13,257)
Currency translation impact(2)	(5,314)	(11,260)
Balance — December 31	$271,638	$263,970
Accumulated benefit obligations at December 31	$252,795	$237,916
_______________________________________

(1)	The actuarial losses primarily reflect the impact of assumption changes in the U.K. plans.

(2)	The currency translation impact in 2010 reflects the strengthening of the U.S. dollar exchange rate against our significant currencies, primarily the British pound and the Euro.

Schedule of Expected Cash Activity	The following table summarizes the expected cash benefit payments for the non-U.S. defined benefit plans in the future (amounts in millions):

2012	$13.8
2013	13.1
2014	14.2
2015	14.9
2016	15.3
2017-2021	87.3

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for non-U.S. plans, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$(38,819)	$(39,649)	$(34,156)
Amortization of net loss	1,609	1,349	2,049
Net loss arising during the year	(6,763)	(1,305)	(5,018)
Settlement loss	155	75	426
Prior service cost arising during the year	191	(677)	—
Currency translation impact and other	517	1,388	(2,950)
Balance — December 31	$(43,110)	$(38,819)	$(39,649)

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net loss	$(42,433)	$(37,704)
Unrecognized prior service cost	(677)	(1,115)
Accumulated other comprehensive loss, net of tax:	$(43,110)	$(38,819)

Reconciliation of Plan Assets
The following is a reconciliation of the non-U.S. plans’ defined benefit pension assets:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$133,944	$120,897
Return on plan assets	10,279	13,237
Employee contributions	345	512
Company contributions	18,149	16,840
Currency translation impact and other	(1,797)	(4,285)
Net benefits and expenses paid	(15,525)	(13,257)
Settlements	(283)	—
Balance — December 31	$145,112	$133,944

Allocation of Plan Assets
The asset allocations for the non-U.S. defined benefit pension plans at the end of 2011 and 2010 are as follows:

	Target Allocation at December 31,		Percentage of Actual Plan Assets at December 31,
Asset category	2011	2010	2011	2010
North American Companies	5%	5%	5%	5%
U.K. Companies	20%	26%	20%	26%
European Companies	6%	7%	6%	7%
Asian Pacific Companies	5%	6%	5%	6%
Global Equity	1%	3%	1%	3%
Emerging Markets(1)	0%	0%	0%	0%
Equity securities	37%	47%	37%	47%
U.K. Government Gilt Index	21%	18%	21%	18%
U.K. Corporate Bond Index	17%	15%	17%	15%
Global Fixed Income Bond	23%	18%	23%	18%
Fixed income	61%	51%	61%	51%
Other	2%	2%	2%	2%
_______________________________________

(1)	Less than 1% of holdings are in the Emerging Markets category in 2010.
The fair values of the non-U.S. assets were:

	At December 31, 2011				At December 31, 2010
		Hierarchical Levels				Hierarchical Levels
	Total	I	II	III	Total	I	II	III
	(Amounts in thousands)				(Amounts in thousands)
Cash	$453	$453	$—	$—	$58	$58	$—	$—
Commingled Funds:
Equity securities
North American Companies(a)	7,276	—	7,276	—	7,141	—	7,141	—
U.K. Companies(b)	28,372	—	28,372	—	34,275	—	34,275	—
European Companies (c)	8,459	—	8,459	—	9,405	—	9,405	—
Asian Pacific Companies(d)	6,722	—	6,722	—	7,553	—	7,553	—
Global Equity(e)	1,745	—	1,745	—	3,590	—	3,590	—
Emerging Markets(f)	—	—	—	—	282	—	282	—
Fixed income securities
U.K. Government Gilt Index(g)	30,707	—	30,707	—	24,189	—	24,189	—
U.K. Corporate Bond Index(h)	25,004	—	25,004	—	19,867	—	19,867	—
Global Fixed Income Bond(i)	33,743	—	33,743	—	24,384	—	24,384	—
Other(j)	2,631	—	—	2,631	3,200	—	—	3,200
	$145,112	$453	$142,028	$2,631	$133,944	$58	$130,686	$3,200
_______________________________________

(a)
North American Companies represents U.S. and Canadian large cap equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World USA Index and FTSE All-World Canada Index).

(b)	U.K. Companies represents a U.K. equity index fund, which is passively managed and tracks the FTSE All-Share Index.

(c)	European companies represents a European equity index fund, which is passively managed and tracks the FTSE All-World Developed Europe Ex-U.K. Index.

(d)
Asian Pacific Companies represents Japanese and Pacific Rim equity index funds, which are passively managed and track their respective benchmarks (FTSE All-World Japan Index and FTSE All-World Developed Asia Pacific Ex-Japan Index).

(e)
Global Equity represents actively managed, global equity funds taking a top-down strategic view on the different regions by analyzing companies based on fundamentals, market-driven, thematic and quantitative factors to generate alpha.

(f)
Emerging Markets represents a diversified portfolio of shares issued by companies in any developing or emerging country of Latin America, Asia, Eastern Europe, the Middle East, and Africa using a bottom-up stock selection process.

(g)
U.K. Government Gilt Index represents U.K. government issued fixed income investments which are passively managed and track the respective benchmarks (FTSE U.K. Gilt Index-Linked Over 5 Years Index and FTSE U.K. Gilt Over 15 Years Index).

(h)	U.K. Corporate Bond Index represents U.K. corporate bond investments, which are passively managed and track the iBoxx Over 15 years £ Non-Gilt Index.

(i)
Global Fixed Income Bond represents mostly European fixed income investment funds that are actively managed, diversified and primarily invested in traditional government bonds, high-quality corporate bonds, asset backed securities, emerging market debt and high yield corporates.

(j)	Includes assets held by plans outside the U.K. and The Netherlands. Details, including Level III rollforward details, have not been provided due to immateriality.

Postretirement Medical Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Related to Plans
The following are assumptions related to postretirement benefits:

	Year Ended December 31,
	2011	2010	2009
Weighted average assumptions used to determine Benefit Obligation:
Discount rate	4.25%	4.75%	5.25%
Weighted average assumptions used to determine net expense:
Discount rate	4.75%	5.25%	6.50%

Components of Net Periodic Cost for Pension and Postretirement Benefits
Net postretirement benefit income for postretirement medical plans was:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Service cost	$12	$28	$42
Interest cost	1,782	1,940	2,493
Amortization of unrecognized prior service benefit	(1,558)	(1,916)	(1,974)
Amortization of unrecognized net gain	(1,463)	(2,480)	(2,903)
Net postretirement benefit income	$(1,227)	$(2,428)	$(2,342)

Schedule of Funded Status
The following summarizes the accrued postretirement benefits liability for the postretirement medical plans:

	December 31,
	2011	2010
	(Amounts in thousands)
Postretirement Benefit Obligation	$35,045	$39,053
Funded status	$(35,045)	$(39,053)

Schedule of Amounts Recognized in Balance Sheet
The following summarizes amounts recognized in the balance sheet for postretirement Benefit Obligation:

	December 31,
	2011	2010
	(Amounts in thousands)
Current liabilities	$(4,278)	$(4,683)
Noncurrent liabilities	(30,767)	(34,370)
Funded status	$(35,045)	$(39,053)

Schedule of Benefit Obligations and Accumulated Benefit Obligations

The following is a reconciliation of the postretirement Benefit Obligation:

	2011	2010
	(Amounts in thousands)
Balance — January 1	$39,053	$40,170
Service cost	12	28
Interest cost	1,782	1,940
Employee contributions	2,445	2,492
Medicare subsidies receivable	450	359
Actuarial (gain) loss	(1,877)	679
Net benefits and expenses paid	(6,820)	(6,615)
Balance — December 31	$35,045	$39,053

Schedule of Expected Cash Activity	The following presents expected benefit payments for future periods (amounts in millions):

	Expected Payments	Medicare Subsidy
2012	$4.4	$0.2
2013	4.1	0.2
2014	3.8	0.2
2015	3.6	0.2
2016	3.4	0.2
2017-2021	12.9	0.8

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table shows the change in accumulated other comprehensive loss attributable to the components of the net cost and the change in Benefit Obligations for postretirement benefits, net of tax:

	2011	2010	2009
	(Amounts in thousands)
Balance — January 1	$7,793	$10,915	$13,183
Amortization of net gain	(911)	(1,525)	(2,016)
Amortization of prior service benefit	(971)	(1,179)	(1,371)
Net gain (loss) arising during the year	1,170	(418)	1,119
Balance — December 31	$7,081	$7,793	$10,915

Amounts recorded in accumulated other comprehensive loss consist of:

	December 31,
	2011	2010
	(Amounts in thousands)
Unrecognized net gain	$7,055	$6,774
Unrecognized prior service benefit	26	1,019
Accumulated other comprehensive income, net of tax:	$7,081	$7,793

Schedule of Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in assumed health care cost trend rates would have the following effect on the 2011 reported amounts (in thousands):

	1% Increase	1% Decrease
Effect on postretirement Benefit Obligation	$436	$(424)
Effect on service cost plus interest cost	17	(16)